Subsequent Events (Details Narrative) - USD ($)	Dec. 26, 2016	Nov. 11, 2016	Nov. 09, 2016	Sep. 02, 2016	Aug. 03, 2016	Aug. 13, 2016
Number of common stock shares issued	250,000	869,565	28,879
Investment Agreement [Member]
Maximum value of common stock authorized to sale						$ 5,000,000
Value of put option						500,000
Subsequent Event [Member] | Equity Purchase Agreement [Member] | Investor [Member]
Number of common stock shares issued				550,000
Number of common stock value issued				$ 86,625
Subsequent Event [Member] | Crown Financial, LLC [Member]
Invoices advanced percentage					80.00%
Collection description					Depending on the length of time taken to collect the invoices, the Company will receive additional payments from Crown ranging from 18.25% if collected within 20 days to 0% if collected in 120 days. Crown has the right to require the Company to repurchase unpaid invoices outstanding for more than 120 days.
Subsequent Event [Member] | GHS Investments, LLC [Member] | Investment Agreement [Member]
Maximum value of common stock authorized to sale						5,000,000
Value of put option						$ 500,000